Fair Value of Assets and Liabilities - Changes in Level 3 Financial liabilities (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Opening balance		€ 77,942
Closing balance		90,641	€ 77,942
Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance		490	910
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	(12)	118
Issue of liabilities		605	154
Early repayment of liabilities		(141)	(40)
Maturity/settlement		(69)	(511)
Transfers into Level 3		316	62
Transfers out of Level 3		(54)	(202)
Closing balance		1,135	490
Level 3 [member] | Trading liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance		195	122
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	(30)	102
Issue of liabilities		32	72
Early repayment of liabilities		(73)	(30)
Maturity/settlement		(8)	(32)
Transfers into Level 3		92	13
Transfers out of Level 3		(11)	(52)
Closing balance		197	195
Level 3 [member] | Non-trading derivatives liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance		110	80
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	28	(16)
Issue of liabilities		18	46
Maturity/settlement		(1)
Closing balance		155	110
Level 3 [member] | Financial liabilities designated as at fair value through profit and loss [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance		184	708
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	(10)	32
Issue of liabilities		555	35
Early repayment of liabilities		(68)	(10)
Maturity/settlement		(59)	(479)
Transfers into Level 3		224	49
Transfers out of Level 3		(42)	(150)
Closing balance		€ 783	€ 184

[1]

Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR 13 million (31 December 2019 : EUR 115 million ) of unrealised gains and losses recognised in the statement of profit or loss.